Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Depreciation Expense	$ 839	$ 2,123
Sales return	$ 0
Minimum [Member]
Office equipment, useful life			3 years
Maximum [Member]
Office equipment, useful life			5 years